Schedule of Accounts Receivable, Net (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Receivables [Abstract]
Accounts receivable, gross – current	¥ 389,355	¥ 452,783
Less: allowance for credit losses	(315,785)	(335,374)
Accounts receivable, net	¥ 73,570	¥ 117,409